Retirement Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [Line Items]
Expected contributions to defined benefit plans for the fiscal year ending March 31, 2020	¥ 11,932
Recognized as expenses for the defined contribution plans	11,139	¥ 10,862	¥ 10,769
Contributions charged to expense for the Employees' Pension Insurance Plan	¥ 37,990	¥ 39,232	¥ 42,694
Average life expectancy at age 60 [member]
Disclosure of defined benefit plans [Line Items]
Current average remaining life expectancy of individual male employees retiring at age 60	23 years	23 years	23 years
Current average remaining life expectancy of individual female employees retiring at age 60	28 years	28 years	28 years
Retirement benefit trusts [member] | Equity investments where voting rights were retained [member]
Disclosure of defined benefit plans [Line Items]
Fair values of equity instruments where company retained voting rights	¥ 406,305	¥ 456,497
Fair values of equity instruments where company retained voting rights, percentage of fair values of plan assets	(30.80%)	32.10%